COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
Aggregate minimum rental commitments under the non-cancelable rent agreements as of December 31, 2013, are as follows:

2014	$504
2015	507
2016	507
2017	482
2018 and thereafter	334

Total	$2,334